Marketable Securities - Summary of xost and estimated fair value of the investments in equity securities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Marketable Securities
Equity securities, Cost	$ 433	$ 335
Equity securities, Estimated Fair Value	$ 500	$ 375